Tax - Tax losses (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Unused tax losses
Deferred tax assets	£ 901	£ 1,011
NWM Plc
Unused tax losses
Deferred tax assets	62	75
NWB Plc
Unused tax losses
Deferred tax assets	592
RBS plc
Unused tax losses
Deferred tax assets	200
Total losses carried forward
Unused tax losses
Deferred tax assets	905	951
Total losses carried forward | UK
Unused tax losses
Deferred tax assets	862	770
Total losses carried forward | UK | NWM Plc
Unused tax losses
Deferred tax assets	62	75
Total losses carried forward | UK | NWB Plc
Unused tax losses
Deferred tax assets	592	530
Total losses carried forward | UK | RBS plc
Unused tax losses
Deferred tax assets	200	150
Total losses carried forward | UK | Ulster Bank
Unused tax losses
Deferred tax assets	8	15
Total losses carried forward | Ireland | Ulster Bank
Unused tax losses
Deferred tax assets	£ 43	£ 181